BNY Mellon Stock Index Fund, Inc.
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 99.3%
Automobiles & Components — 2.4%
Aptiv PLC(a)	13,925	1,200,614
Ford Motor Co.	256,506	3,067,812
General Motors Co.	62,592	3,816,234
Tesla, Inc.(a)	182,443	81,136,051
		89,220,711
Banks — 3.5%
Bank of America Corp.	442,630	22,835,282
Citigroup, Inc.	119,526	12,131,889
Citizens Financial Group, Inc.	27,675	1,471,203
Fifth Third Bancorp	41,770	1,860,853
Huntington Bancshares, Inc.	96,122	1,660,027
JPMorgan Chase & Co.	178,893	56,428,219
KeyCorp	60,335	1,127,661
M&T Bank Corp.	10,315	2,038,450
Regions Financial Corp.	60,770	1,602,505
The PNC Financial Services Group, Inc.	25,526	5,128,939
Truist Financial Corp.	83,112	3,799,881
U.S. Bancorp	100,427	4,853,637
Wells Fargo & Co.	208,269	17,457,108
		132,395,654
Capital Goods — 5.9%
3M Co.	34,869	5,410,971
A. O. Smith Corp.	6,483	475,917
Allegion PLC	5,743	1,018,521
AMETEK, Inc.	15,034	2,826,392
Axon Enterprise, Inc.(a)	5,105	3,663,552
Builders FirstSource, Inc.(a)	7,078	858,208
Carrier Global Corp.	53,241	3,178,488
Caterpillar, Inc.	30,441	14,524,923
Cummins, Inc.	8,993	3,798,373
Deere & Co.	16,458	7,525,585
Dover Corp.	9,204	1,535,503
Eaton Corp. PLC	25,249	9,449,438
EMCOR Group, Inc.	2,855	1,854,437
Emerson Electric Co.	36,105	4,736,254
Fastenal Co.	74,814	3,668,879
Fortive Corp.	22,143	1,084,786
GE Vernova, Inc.	17,671	10,865,898
Generac Holdings, Inc.(a)	3,949	661,063
General Dynamics Corp.	16,643	5,675,263
General Electric Co.	69,008	20,758,987
Honeywell International, Inc.	41,224	8,677,652
Howmet Aerospace, Inc.	26,669	5,233,258
Hubbell, Inc.	3,478	1,496,618
Huntington Ingalls Industries, Inc.	2,219	638,872
IDEX Corp.	4,594	747,719
Illinois Tool Works, Inc.	17,330	4,518,971
Ingersoll Rand, Inc.	23,233	1,919,510

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Capital Goods — 5.9% (continued)
Johnson Controls International PLC	42,221	4,642,199
L3Harris Technologies, Inc.	12,293	3,754,405
Lennox International, Inc.	2,168	1,147,653
Lockheed Martin Corp.	13,307	6,642,987
Masco Corp.	13,579	955,826
Nordson Corp.	3,538	802,949
Northrop Grumman Corp.	8,932	5,442,446
Otis Worldwide Corp.	26,066	2,383,214
PACCAR, Inc.	34,509	3,392,925
Parker-Hannifin Corp.	8,288	6,283,547
Pentair PLC	10,886	1,205,733
Quanta Services, Inc.	9,500	3,936,990
Rockwell Automation, Inc.	7,264	2,538,986
RTX Corp.	86,673	14,502,993
Snap-on, Inc.	3,236	1,121,371
Stanley Black & Decker, Inc.	10,591	787,229
Textron, Inc.	10,388	877,682
The Boeing Company(a)	49,309	10,642,362
Trane Technologies PLC	14,430	6,088,883
TransDigm Group, Inc.	3,654	4,816,045
United Rentals, Inc.	4,237	4,044,894
W.W. Grainger, Inc.	2,857	2,722,607
Westinghouse Air Brake Technologies Corp.	11,242	2,253,684
Xylem, Inc.	15,829	2,334,778
		220,126,426
Commercial & Professional Services — 1.1%
Automatic Data Processing, Inc.	26,470	7,768,945
Broadridge Financial Solutions, Inc.	7,804	1,858,679
Cintas Corp.	22,459	4,609,934
Copart, Inc.(a)	58,009	2,608,665
Dayforce, Inc.(a)	11,062	762,061
Equifax, Inc.	8,325	2,135,612
Jacobs Solutions, Inc.	8,284	1,241,440
Leidos Holdings, Inc.	8,350	1,577,816
Paychex, Inc.	21,583	2,735,861
Paycom Software, Inc.	3,114	648,148
Republic Services, Inc.	13,403	3,075,721
Rollins, Inc.	17,027	1,000,166
Veralto Corp.	16,302	1,737,956
Verisk Analytics, Inc.	9,225	2,320,180
Waste Management, Inc.	24,245	5,354,023
		39,435,207
Consumer Discretionary Distribution & Retail — 5.6%
Amazon.com, Inc.(a)	631,034	138,556,136
AutoZone, Inc.(a)	1,084	4,650,620
Best Buy Co., Inc.	13,164	995,462
CarMax, Inc.(a)	9,707	435,553
eBay, Inc.	30,447	2,769,155
Genuine Parts Co.	9,337	1,294,108
LKQ Corp.	17,311	528,678
Lowe’s Companies, Inc.	36,563	9,188,648

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Consumer Discretionary Distribution & Retail — 5.6% (continued)
O’Reilly Automotive, Inc.(a)	54,736	5,901,088
Pool Corp.(b)	2,034	630,682
Ross Stores, Inc.	21,352	3,253,831
The Home Depot, Inc.	64,522	26,143,669
The TJX Companies, Inc.	71,887	10,390,547
Tractor Supply Co.	34,951	1,987,663
Ulta Beauty, Inc.(a)	2,931	1,602,524
Williams-Sonoma, Inc.	8,318	1,625,753
		209,954,117
Consumer Durables & Apparel — .6%
D.R. Horton, Inc.	17,706	3,000,636
Deckers Outdoor Corp.(a)	10,259	1,039,955
Garmin Ltd.	10,716	2,638,494
Hasbro, Inc.	9,206	698,275
Lennar Corp., Cl. A(b)	14,563	1,835,521
Lululemon Athletica, Inc.(a)	6,693	1,190,885
Mohawk Industries, Inc.(a)	3,574	460,760
NIKE, Inc., Cl. B	77,196	5,382,877
NVR, Inc.(a)	197	1,582,828
PulteGroup, Inc.	12,417	1,640,658
Ralph Lauren Corp.	2,623	822,468
Tapestry, Inc.	14,052	1,590,967
		21,884,324
Consumer Services — 1.9%
Airbnb, Inc., Cl. A(a)	28,187	3,422,465
Booking Holdings, Inc.	2,107	11,376,262
Carnival Corp.(a)	70,413	2,035,640
Chipotle Mexican Grill, Inc.(a)	85,495	3,350,549
Darden Restaurants, Inc.	7,633	1,453,018
Domino’s Pizza, Inc.	1,998	862,557
DoorDash, Inc., Cl. A(a)	24,024	6,534,288
Expedia Group, Inc.	7,752	1,656,990
Hilton Worldwide Holdings, Inc.	15,362	3,985,517
Las Vegas Sands Corp.	20,271	1,090,377
Marriott International, Inc., Cl. A	14,667	3,819,873
McDonald’s Corp.	46,383	14,095,330
MGM Resorts International(a),(b)	12,654	438,588
Norwegian Cruise Line Holdings Ltd.(a)	29,816	734,368
Royal Caribbean Cruises Ltd.	16,522	5,346,189
Starbucks Corp.	73,881	6,250,333
Wynn Resorts Ltd.	5,191	665,849
Yum! Brands, Inc.	18,219	2,769,288
		69,887,481
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	28,836	26,691,467
Dollar General Corp.	13,793	1,425,507
Dollar Tree, Inc.(a),(b)	12,544	1,183,777
Sysco Corp.	30,712	2,528,826
Target Corp.	29,413	2,638,346

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Consumer Staples Distribution & Retail — 1.8% (continued)
The Kroger Company	39,833	2,685,142
Walmart, Inc.	285,409	29,414,252
		66,567,317
Energy — 2.9%
APA Corp.(b)	20,827	505,680
Baker Hughes Co.	64,549	3,144,827
Chevron Corp.	125,416	19,475,851
ConocoPhillips	81,062	7,667,655
Coterra Energy, Inc.	51,771	1,224,384
Devon Energy Corp.	41,997	1,472,415
Diamondback Energy, Inc.	11,789	1,687,006
EOG Resources, Inc.	36,058	4,042,823
EQT Corp.	39,739	2,162,994
Expand Energy Corp.	15,395	1,635,565
Exxon Mobil Corp.	277,158	31,249,564
Halliburton Co.	54,027	1,329,064
Kinder Morgan, Inc.	125,595	3,555,594
Marathon Petroleum Corp.	19,722	3,801,218
Occidental Petroleum Corp.	47,190	2,229,727
ONEOK, Inc.	40,657	2,966,741
Phillips 66	26,509	3,605,754
Schlumberger NV	98,151	3,373,450
Targa Resources Corp.	13,658	2,288,261
Texas Pacific Land Corp.(b)	1,272	1,187,590
The Williams Companies, Inc.	80,702	5,112,472
Valero Energy Corp.	20,183	3,436,358
		107,154,993
Equity Real Estate Investment Trusts — 1.8%
Alexandria Real Estate Equities, Inc.(c)	10,713	892,821
American Tower Corp.(c)	30,422	5,850,759
AvalonBay Communities, Inc.(c)	8,971	1,732,928
BXP, Inc.(c)	8,309	617,691
Camden Property Trust(c)	7,151	763,584
Crown Castle, Inc.(c)	28,209	2,721,886
Digital Realty Trust, Inc.(c)	21,065	3,641,717
Equinix, Inc.(c)	6,425	5,032,317
Equity Residential(c)	23,248	1,504,843
Essex Property Trust, Inc.(c)	4,292	1,148,797
Extra Space Storage, Inc.(c)	13,672	1,926,932
Federal Realty Investment Trust(c)	5,864	594,082
Healthpeak Properties, Inc.(c)	46,007	881,034
Host Hotels & Resorts, Inc.(c)	39,541	672,988
Invitation Homes, Inc.(c)	34,922	1,024,262
Iron Mountain, Inc.(c)	19,726	2,010,868
Kimco Realty Corp.(c)	45,879	1,002,456
Mid-America Apartment Communities, Inc.(c)	7,157	1,000,048
Prologis, Inc.(c)	59,692	6,835,928
Public Storage(c)	10,346	2,988,442
Realty Income Corp.(c)	58,729	3,570,136
Regency Centers Corp.(c)	10,835	789,872
SBA Communications Corp.(c)	6,945	1,342,816

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Equity Real Estate Investment Trusts — 1.8% (continued)
Simon Property Group, Inc.(c)	21,114	3,962,464
UDR, Inc.(c)	19,049	709,766
Ventas, Inc.(c)	29,582	2,070,444
VICI Properties, Inc.(c)	68,269	2,226,252
Welltower, Inc.(c)	43,490	7,747,309
Weyerhaeuser Co.(c)	48,570	1,204,050
		66,467,492
Financial Services — 8.0%
American Express Co.	35,267	11,714,287
Ameriprise Financial, Inc.	6,065	2,979,431
Apollo Global Management, Inc.	29,981	3,995,568
Berkshire Hathaway, Inc., Cl. B(a)	119,253	59,953,253
BlackRock, Inc.	9,518	11,096,751
Blackstone, Inc.	48,154	8,227,111
Block, Inc.(a)	35,729	2,582,135
Capital One Financial Corp.	41,757	8,876,703
Cboe Global Markets, Inc.	6,739	1,652,740
CME Group, Inc.	23,308	6,297,588
Coinbase Global, Inc., Cl. A(a)	14,702	4,961,778
Corpay, Inc.(a)	4,703	1,354,746
FactSet Research Systems, Inc.	2,395	686,144
Fidelity National Information Services, Inc.	33,016	2,177,075
Fiserv, Inc.(a)	35,296	4,550,713
Franklin Resources, Inc.(b)	21,069	487,326
Global Payments, Inc.	17,046	1,416,182
Interactive Brokers Group, Inc., Cl. A	28,730	1,976,911
Intercontinental Exchange, Inc.	37,055	6,243,026
Invesco Ltd.	29,758	682,648
Jack Henry & Associates, Inc.(b)	4,686	697,886
KKR & Co., Inc.	44,711	5,810,194
Mastercard, Inc., Cl. A	53,615	30,496,748
Moody’s Corp.	10,118	4,821,025
Morgan Stanley	78,769	12,521,120
MSCI, Inc.	5,127	2,909,111
Nasdaq, Inc.	28,785	2,546,033
Northern Trust Corp.	11,924	1,604,970
PayPal Holdings, Inc.(a)	61,862	4,148,466
Raymond James Financial, Inc.	11,720	2,022,872
Robinhood Markets, Inc., Cl. A(a)	50,292	7,200,809
S&P Global, Inc.	20,260	9,860,745
State Street Corp.	17,885	2,074,839
Synchrony Financial	24,569	1,745,627
T. Rowe Price Group, Inc.	13,922	1,428,954
The Bank of New York Mellon Corp.	45,761	4,986,119
The Charles Schwab Corp.	111,694	10,663,426
The Goldman Sachs Group, Inc.	19,673	15,666,594
Visa, Inc., Cl. A	110,439	37,701,666
		300,819,320
Food, Beverage & Tobacco — 2.1%
Altria Group, Inc.	109,719	7,248,037
Archer-Daniels-Midland Co.	32,417	1,936,592

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Food, Beverage & Tobacco — 2.1% (continued)
Brown-Forman Corp., Cl. B(b)	11,141	301,698
Bunge Global SA(b)	9,604	780,325
Conagra Brands, Inc.	31,988	585,700
Constellation Brands, Inc., Cl. A	9,058	1,219,841
General Mills, Inc.	33,545	1,691,339
Hormel Foods Corp.	18,681	462,168
Kellanova	17,188	1,409,760
Keurig Dr. Pepper, Inc.	86,099	2,196,385
Lamb Weston Holdings, Inc.	10,195	592,126
McCormick & Co., Inc.	15,925	1,065,542
Molson Coors Beverage Co., Cl. B	11,860	536,665
Mondelez International, Inc., Cl. A	84,603	5,285,149
Monster Beverage Corp.(a)	46,018	3,097,472
PepsiCo, Inc.	88,667	12,452,393
Philip Morris International, Inc.	101,790	16,510,338
The Campbell’s Company(b)	13,419	423,772
The Coca-Cola Company	253,319	16,800,116
The Hershey Company	10,046	1,879,104
The J.M. Smucker Company	6,572	713,719
The Kraft Heinz Company	55,525	1,445,871
Tyson Foods, Inc., Cl. A	17,245	936,404
		79,570,516
Health Care Equipment & Services — 3.7%
Abbott Laboratories	112,951	15,128,657
Align Technology, Inc.(a)	4,218	528,178
Baxter International, Inc.(b)	32,765	746,059
Becton, Dickinson and Co.	19,046	3,564,840
Boston Scientific Corp.(a)	96,734	9,444,140
Cardinal Health, Inc.	15,468	2,427,857
Cencora, Inc.	12,539	3,918,814
Centene Corp.(a)	30,007	1,070,650
CVS Health Corp.	82,050	6,185,749
DaVita, Inc.(a)	2,533	336,560
Dexcom, Inc.(a)	26,061	1,753,645
Edwards Lifesciences Corp.(a)	39,445	3,067,638
Elevance Health, Inc.	14,861	4,801,886
GE HealthCare Technologies, Inc.	29,109	2,186,086
HCA Healthcare, Inc.	10,610	4,521,982
Henry Schein, Inc.(a)	6,453	428,286
Hologic, Inc.(a)	14,073	949,787
Humana, Inc.	8,060	2,096,970
IDEXX Laboratories, Inc.(a)	5,313	3,394,423
Insulet Corp.(a)	4,535	1,400,090
Intuitive Surgical, Inc.(a)	23,186	10,369,475
Labcorp Holdings, Inc.	5,165	1,482,665
McKesson Corp.	8,239	6,364,957
Medtronic PLC	83,285	7,932,063
Molina Healthcare, Inc.(a),(b)	3,565	682,198
Quest Diagnostics, Inc.	7,679	1,463,464
ResMed, Inc.	9,438	2,583,464
Solventum Corp.(a)	9,737	710,801

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Health Care Equipment & Services — 3.7% (continued)
STERIS PLC	6,011	1,487,362
Stryker Corp.	22,201	8,207,044
The Cigna Group	17,176	4,950,982
The Cooper Companies, Inc.(a)	13,640	935,158
UnitedHealth Group, Inc.	58,863	20,325,394
Universal Health Services, Inc., Cl. B	3,854	787,912
Zimmer Biomet Holdings, Inc.	13,605	1,340,092
		137,575,328
Household & Personal Products — 1.0%
Church & Dwight Co., Inc.	16,246	1,423,637
Colgate-Palmolive Co.	51,480	4,115,311
Kenvue, Inc.	124,064	2,013,559
Kimberly-Clark Corp.	21,109	2,624,693
The Clorox Company	8,198	1,010,813
The Estee Lauder Companies, Inc., Cl. A	15,389	1,356,079
The Procter & Gamble Company	152,100	23,370,165
		35,914,257
Insurance — 1.8%
Aflac, Inc.	31,870	3,559,879
American International Group, Inc.	35,781	2,810,240
Aon PLC, Cl. A	14,197	5,062,366
Arch Capital Group Ltd.	24,097	2,186,321
Arthur J. Gallagher & Co.	16,543	5,124,029
Assurant, Inc.	3,328	720,845
Brown & Brown, Inc.	18,835	1,766,535
Chubb Ltd.	23,968	6,764,968
Cincinnati Financial Corp.	10,233	1,617,837
Erie Indemnity Co., Cl. A(b)	1,623	516,374
Everest Group Ltd.	2,825	989,400
Globe Life, Inc.	5,846	835,802
Loews Corp.	10,930	1,097,263
Marsh & McLennan Cos., Inc.	32,223	6,493,901
MetLife, Inc.	37,217	3,065,564
Principal Financial Group, Inc.	13,099	1,086,038
Prudential Financial, Inc.	22,262	2,309,460
The Allstate Corp.	16,885	3,624,365
The Hartford Insurance Group, Inc.	17,437	2,325,921
The Progressive Corp.	37,855	9,348,292
The Travelers Companies, Inc.	14,662	4,093,924
W. R. Berkley Corp.	19,557	1,498,457
Willis Towers Watson PLC	6,204	2,143,172
		69,040,953
Materials — 1.8%
Air Products and Chemicals, Inc.	14,382	3,922,259
Albemarle Corp.(b)	7,972	646,370
Amcor PLC	149,191	1,220,382
Avery Dennison Corp.	5,171	838,581
Ball Corp.	18,788	947,291
CF Industries Holdings, Inc.	9,498	851,971
Corteva, Inc.	43,495	2,941,567
Dow, Inc.	47,383	1,086,492

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Materials — 1.8% (continued)
DuPont de Nemours, Inc.	26,076	2,031,320
Eastman Chemical Co.	6,279	395,891
Ecolab, Inc.	16,896	4,627,138
Freeport-McMoRan, Inc.	92,420	3,624,712
International Flavors & Fragrances, Inc.	15,340	944,024
International Paper Co.	33,418	1,550,595
Linde PLC	30,495	14,485,125
LyondellBasell Industries NV, Cl. A(b)	16,990	833,190
Martin Marietta Materials, Inc.	3,910	2,464,395
Newmont Corp.	71,322	6,013,158
Nucor Corp.	14,461	1,958,453
Packaging Corp. of America	6,105	1,330,463
PPG Industries, Inc.	14,915	1,567,716
Smurfit WestRock PLC	34,222	1,456,830
Steel Dynamics, Inc.	8,827	1,230,749
The Mosaic Company	20,963	726,997
The Sherwin-Williams Company	15,128	5,238,221
Vulcan Materials Co.	8,866	2,727,359
		65,661,249
Media & Entertainment — 9.2%
Alphabet, Inc., Cl. A	377,835	91,851,688
Alphabet, Inc., Cl. C	304,070	74,056,249
Charter Communications, Inc., Cl. A(a),(b)	6,252	1,719,956
Comcast Corp., Cl. A	238,333	7,488,423
Electronic Arts, Inc.	14,667	2,958,334
Fox Corp., Cl. A	13,202	832,518
Fox Corp., Cl. B	7,258	415,811
Live Nation Entertainment, Inc.(a)	10,460	1,709,164
Match Group, Inc.	16,846	595,001
Meta Platforms, Inc., Cl. A	141,017	103,560,064
Netflix, Inc.(a)	27,635	33,132,154
News Corp., Cl. A	25,770	791,397
News Corp., Cl. B	3,734	129,010
Omnicom Group, Inc.(b)	12,233	997,356
Paramount Skydance Corp., Cl. B(b)	19,608	370,983
Take-Two Interactive Software, Inc.(a)	10,952	2,829,559
The Interpublic Group of Companies, Inc.	26,109	728,702
The Trade Desk, Inc., Cl. A(a),(b)	30,281	1,484,072
The Walt Disney Company	117,566	13,461,307
TKO Group Holdings, Inc.	4,459	900,540
Warner Bros Discovery, Inc.(a)	160,468	3,133,940
		343,146,228
Pharmaceuticals, Biotechnology & Life Sciences — 5.1%
AbbVie, Inc.	114,853	26,593,064
Agilent Technologies, Inc.	18,701	2,400,273
Amgen, Inc.	34,922	9,854,988
Biogen, Inc.(a)	9,759	1,367,041
Bio-Techne Corp.	10,898	606,256
Bristol-Myers Squibb Co.	132,262	5,965,016
Charles River Laboratories International, Inc.(a)	2,846	445,285
Danaher Corp.	40,969	8,122,514

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 5.1% (continued)
Eli Lilly & Co.	51,695	39,443,285
Gilead Sciences, Inc.	80,278	8,910,858
Incyte Corp.(a)	10,831	918,577
IQVIA Holdings, Inc.(a)	11,194	2,126,188
Johnson & Johnson	156,555	29,028,428
Merck & Co., Inc.	162,201	13,613,530
Mettler-Toledo International, Inc.(a)	1,334	1,637,632
Moderna, Inc.(a),(b)	22,949	592,773
Pfizer, Inc.	366,896	9,348,510
Regeneron Pharmaceuticals, Inc.	6,711	3,773,394
Revvity, Inc.(b)	6,891	603,996
Thermo Fisher Scientific, Inc.(a)	24,458	11,862,619
Vertex Pharmaceuticals, Inc.(a)	16,699	6,539,996
Viatris, Inc.	77,835	770,567
Waters Corp.(a)	3,554	1,065,525
West Pharmaceutical Services, Inc.	4,903	1,286,204
Zoetis, Inc.	28,831	4,218,552
		191,095,071
Real Estate Management & Development — .1%
CBRE Group, Inc., Cl. A(a)	19,400	3,056,664
CoStar Group, Inc.(a)	28,450	2,400,327
		5,456,991
Semiconductors & Semiconductor Equipment — 13.7%
Advanced Micro Devices, Inc.(a)	105,349	17,044,415
Analog Devices, Inc.	32,435	7,969,279
Applied Materials, Inc.	52,183	10,683,947
Broadcom, Inc.	305,904	100,920,789
First Solar, Inc.(a)	6,604	1,456,380
Intel Corp.	287,075	9,631,366
KLA Corp.	8,504	9,172,414
Lam Research Corp.	82,482	11,044,340
Microchip Technology, Inc.	36,210	2,325,406
Micron Technology, Inc.	72,821	12,184,410
Monolithic Power Systems, Inc.	3,163	2,911,984
NVIDIA Corp.	1,586,882	296,080,444
NXP Semiconductors NV	16,190	3,686,949
ON Semiconductor Corp.(a)	27,140	1,338,273
QUALCOMM, Inc.	70,212	11,680,468
Skyworks Solutions, Inc.	9,770	752,095
Teradyne, Inc.(b)	10,154	1,397,597
Texas Instruments, Inc.	58,792	10,801,854
		511,082,410
Software & Services — 12.2%
Accenture PLC, Cl. A	40,443	9,973,244
Adobe, Inc.(a)	27,545	9,716,499
Akamai Technologies, Inc.(a)	9,546	723,205
AppLovin Corp., Cl. A(a)	17,600	12,646,304
Autodesk, Inc.(a)	14,065	4,468,028
Cadence Design Systems, Inc.(a)	17,734	6,229,245
Cognizant Technology Solutions Corp., Cl. A	31,243	2,095,468
CrowdStrike Holdings, Inc., Cl. A(a)	16,199	7,943,666

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Software & Services — 12.2% (continued)
Datadog, Inc., Cl. A(a),(b)	20,894	2,975,306
EPAM Systems, Inc.(a)	3,421	515,853
Fair Isaac Corp.(a)	1,530	2,289,691
Fortinet, Inc.(a)	41,883	3,521,523
Gartner, Inc.(a)	4,775	1,255,204
Gen Digital, Inc.	36,535	1,037,229
GoDaddy, Inc., Cl. A(a)	9,463	1,294,822
International Business Machines Corp.	60,352	17,028,920
Intuit, Inc.	18,113	12,369,549
Microsoft Corp.	483,444	250,399,820
Oracle Corp.	107,781	30,312,328
Palantir Technologies, Inc., Cl. A(a)	147,919	26,983,384
Palo Alto Networks, Inc.(a)	43,164	8,789,054
PTC, Inc.(a)	7,546	1,531,989
Roper Technologies, Inc.	7,039	3,510,279
Salesforce, Inc.	62,232	14,748,984
ServiceNow, Inc.(a)	13,537	12,457,830
Synopsys, Inc.(a)	12,095	5,967,552
Tyler Technologies, Inc.(a)	2,746	1,436,597
VeriSign, Inc.	5,385	1,505,484
Workday, Inc., Cl. A(a)	13,772	3,315,333
		457,042,390
Technology Hardware & Equipment — 8.6%
Amphenol Corp., Cl. A	78,940	9,768,825
Apple, Inc.	965,050	245,730,682
Arista Networks, Inc.(a)	67,169	9,787,195
CDW Corp.	8,422	1,341,456
Cisco Systems, Inc.	257,911	17,646,271
Corning, Inc.	50,217	4,119,301
Dell Technologies, Inc., Cl. C	19,947	2,827,886
F5, Inc.(a)	3,655	1,181,260
Hewlett Packard Enterprise Co.	86,390	2,121,738
HP, Inc.	58,316	1,587,945
Jabil, Inc.	6,690	1,452,867
Keysight Technologies, Inc.(a)	11,523	2,015,603
Motorola Solutions, Inc.	10,797	4,937,360
NetApp, Inc.	13,737	1,627,285
Seagate Technology Holdings PLC	13,705	3,235,202
Super Micro Computer, Inc.(a)	31,566	1,513,274
TE Connectivity PLC	19,393	4,257,345
Teledyne Technologies, Inc.(a)	3,004	1,760,464
Trimble, Inc.(a)	15,537	1,268,596
Western Digital Corp.	22,440	2,694,146
Zebra Technologies Corp., Cl. A(a)	3,519	1,045,706
		321,920,407
Telecommunication Services — .9%
AT&T, Inc.	465,003	13,131,685
T-Mobile US, Inc.	31,506	7,541,906
Verizon Communications, Inc.	275,711	12,117,498
		32,791,089

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Transportation — 1.3%
C.H. Robinson Worldwide, Inc.	7,278	963,607
CSX Corp.	121,459	4,313,009
Delta Air Lines, Inc.	43,950	2,494,162
Expeditors International of Washington, Inc.	8,397	1,029,388
FedEx Corp.	13,983	3,297,331
J.B. Hunt Transport Services, Inc.	5,015	672,863
Norfolk Southern Corp.	14,838	4,457,484
Old Dominion Freight Line, Inc.	11,937	1,680,491
Southwest Airlines Co.	31,702	1,011,611
Uber Technologies, Inc.(a)	135,505	13,275,425
Union Pacific Corp.	38,292	9,051,080
United Airlines Holdings, Inc.(a)	20,279	1,956,924
United Parcel Service, Inc., Cl. B	48,474	4,049,033
		48,252,408
Utilities — 2.3%
Alliant Energy Corp.	16,122	1,086,784
Ameren Corp.	18,192	1,898,881
American Electric Power Co., Inc.	34,607	3,893,288
American Water Works Co., Inc.	12,638	1,759,083
Atmos Energy Corp.(b)	10,200	1,741,650
CenterPoint Energy, Inc.	41,613	1,614,584
CMS Energy Corp.	19,919	1,459,266
Consolidated Edison, Inc.	22,834	2,295,274
Constellation Energy Corp.	20,224	6,655,112
Dominion Energy, Inc.(b)	56,300	3,443,871
DTE Energy Co.	13,659	1,931,792
Duke Energy Corp.	50,496	6,248,880
Edison International	25,767	1,424,400
Entergy Corp.	29,546	2,753,392
Evergy, Inc.(b)	14,961	1,137,335
Eversource Energy	23,474	1,669,940
Exelon Corp.	66,014	2,971,290
FirstEnergy Corp.	33,771	1,547,387
NextEra Energy, Inc.	133,039	10,043,114
NiSource, Inc.	31,012	1,342,820
NRG Energy, Inc.	12,240	1,982,268
PG&E Corp.	141,252	2,130,080
Pinnacle West Capital Corp.	7,570	678,726
PPL Corp.(b)	48,100	1,787,396
Public Service Enterprise Group, Inc.	32,967	2,751,426
Sempra	42,515	3,825,500
The AES Corp.	49,717	654,276
The Southern Company	71,407	6,767,241
Vistra Corp.	20,730	4,061,422
WEC Energy Group, Inc.	20,982	2,404,327
Xcel Energy, Inc.	39,041	3,148,657
		87,109,462
Total Common Stocks (cost $678,220,051)		3,709,571,801

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — .6%
Registered Investment Companies — .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $23,879,217)	4.28	23,879,217	23,879,217
Investment of Cash Collateral for Securities Loaned — .0%
Registered Investment Companies — .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $124,120)	4.28	124,120	124,120
Total Investments (cost $702,223,388)		99.9%	3,733,575,138
Cash and Receivables (Net)		.1%	1,904,744
Net Assets		100.0%	3,735,479,882

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At September 30, 2025, the value of the fund’s securities on loan was $29,110,036 and the value of the collateral was
$29,776,361, consisting of cash collateral of $124,120 and U.S. Government & Agency securities valued at $29,652,241.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
S&P 500 E-mini	81	12/19/2025	27,064,693	27,291,938	227,245
Gross Unrealized Appreciation					227,245
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Stock Index Fund, Inc.
September 30, 2025 (Unaudited)
The following is a summary of the inputs used as of September 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	3,709,571,801	—	—	3,709,571,801
Investment Companies	24,003,337	—	—	24,003,337
	3,733,575,138	—	—	3,733,575,138
Other Financial Instruments:
Futures††	227,245	—	—	227,245
	227,245	—	—	227,245

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at September 30, 2025 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at September 30, 2025 are set forth in the fund’s Schedule of Investments.
At September 30, 2025, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $3,031,578,995, consisting of $3,061,543,518 gross unrealized appreciation and $29,964,523 gross unrealized depreciation.
At September 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.